Lease liabilities and right-of-use assets	12 Months Ended
Dec. 31, 2025
Lease liabilities and right-of-use assets
Lease liabilities and right-of-use assets
16	Lease liabilities and right-of-use assets

The Group’s lease environment includes rental of office space across different locations of operation.

Office leases

The Group has leased office space across different locations of operations with lease terms ranging from 1 to 7 years. The Group has determined the non-cancellable lease term for individual leases based on the requirements under IFRS 16 and considering the options available to extend the lease agreement or not to terminate the lease agreements.

Lease term

The Group’s contractual arrangements with the lessors generally contain lease term extension and early termination options that are to be mutually agreed upon between the lessor and the Group. Certain other leased office spaces contractually allow the lease agreement to be extended or terminated beyond the non-cancellable period solely upon the Group’s discretion.

Low value leases

The Group has not identified any low value leases for the years ended 31 December 2025 and 31 December 2024.

16.1	Right-of-use assets

	As of 31 December
	2025	2024
	USD	USD
Balance as of 1 January	232,612	484,362
Additions during the year	1,102,480	—
Depreciation charge for the year	(225,085)	(177,107)
Foreign currency adjustment	710	(74,643)
Balance as of 31 December	1,110,717	232,612

Depreciation is allocated as detailed below:

	2025	2024	2023
	USD	USD	USD
General and administrative expenses (Note 19)	225,085	97,200	127,979
Discontinued operations	—	79,907	236,137
	225,085	177,107	364,116

16.2	Lease liabilities

	As of 31 December
	2025	2024
	USD	USD
Balance as of 1 January	1,047,064	1,662,411
Additions during the year	1,030,675	—
Accretion of interest	94,186	73,528
Repayments	(697,115)	(484,690)
Foreign currency adjustment	7,163	(204,185)
Balance as of 31 December	1,481,973	1,047,064

16	Lease liabilities and right-of-use assets (continued)
16.2	Lease liabilities (continued)

Maturity analysis

	As of 31 December
	2025	2024
	USD	USD
Current portion	479,240	606,881
Non-current portion	1,002,733	440,183
Lease liabilities as of 31 December	1,481,973	1,047,064

Accretion of interest is allocated as detailed below:

	2025	2024	2023
	USD	USD	USD
Finance cost (Note 24)	94,186	25,121	49,248
Discontinued operations	—	48,407	78,178
	94,186	73,528	127,426

Amounts recognised in the consolidated statement of comprehensive income:

	As of 31 December
	2025	2024	2023
	USD	USD	USD
Interest expense on lease liabilities	(94,186)	(73,528)	(127,426)
Interest income on sublease receivables	—	12,349	37,706
Depreciation for right-of-use assets	(225,085)	(177,107)	(364,116)
	(319,271)	(238,286)	(453,836)

16.3	Sublease receivables

	As of 31 December
	2025	2024
	USD	USD
Balance as of 1 January	—	571,022
Interest income	—	12,349
Lease rentals received	—	(583,371)
Balance as of 31 December	—	—

On 1 November 2022, the Group entered into a sub-lease agreement for a space of 10,417 square feet, part of the head office in Dubai. The agreement commenced on same date of the agreement and expired 1 November 2024.

Interest income is allocated as detailed below:

	2025	2024	2023
	USD	USD	USD
Discontinued operations	—	12,349	37,706
	—	12,349	37,706